Quarterly Report
August 31, 2024
MFS®  Blended Research®
Value Equity Fund
BRU-Q1

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 2.8%
CACI International, Inc., “A” (a)	1,335	$651,640
General Dynamics Corp.	14,475	4,333,236
Honeywell International, Inc.	15,915	3,308,888
		$8,293,764
Apparel Manufacturers – 1.7%
NIKE, Inc., “B”	5,982	$498,420
PVH Corp.	36,328	3,585,210
Skechers USA, Inc., “A” (a)	12,187	834,566
		$4,918,196
Automotive – 0.3%
Lear Corp.	8,031	$936,816
Biotechnology – 1.5%
Biogen, Inc. (a)	9,247	$1,893,416
Gilead Sciences, Inc.	15,503	1,224,737
Illumina, Inc. (a)	10,568	1,388,635
		$4,506,788
Broadcasting – 0.7%
Walt Disney Co.	24,386	$2,204,007
Brokerage & Asset Managers – 1.5%
Citigroup, Inc.	70,988	$4,446,688
Business Services – 2.2%
Accenture PLC, “A”	5,112	$1,748,048
Fiserv, Inc. (a)	27,798	4,853,531
		$6,601,579
Cable TV – 0.4%
Comcast Corp., “A”	32,465	$1,284,640
Chemicals – 1.4%
Eastman Chemical Co.	28,056	$2,872,093
Mosaic Co.	20,173	576,343
PPG Industries, Inc.	5,724	742,574
		$4,191,010
Computer Software – 1.6%
Microsoft Corp.	1,536	$640,727
Salesforce, Inc.	16,372	4,140,479
		$4,781,206
Construction – 2.0%
AZEK Co., Inc. (a)	14,607	$622,697
Builders FirstSource, Inc. (a)	17,970	3,126,780
Masco Corp.	29,547	2,350,759
		$6,100,236
Consumer Products – 3.2%
Colgate-Palmolive Co.	41,899	$4,462,243
Kenvue, Inc.	41,924	920,232
Kimberly-Clark Corp.	14,460	2,091,784
Newell Brands, Inc.	233,036	1,652,225

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Procter & Gamble Co.	3,118	$534,862
		$9,661,346
Consumer Services – 0.8%
Booking Holdings, Inc.	591	$2,310,355
Electrical Equipment – 1.5%
Amphenol Corp., “A”	65,657	$4,428,565
Electronics – 3.2%
Applied Materials, Inc.	17,736	$3,498,603
Lam Research Corp.	3,787	3,109,165
NXP Semiconductors N.V.	11,903	3,051,453
		$9,659,221
Energy - Independent – 5.6%
ConocoPhillips	38,264	$4,354,060
EOG Resources, Inc.	33,440	4,307,741
Phillips 66	30,807	4,322,530
Valero Energy Corp.	26,341	3,865,015
		$16,849,346
Energy - Integrated – 1.8%
Chevron Corp.	2,546	$376,681
Exxon Mobil Corp.	30,943	3,649,417
National Gas Fuel Co.	24,858	1,485,514
		$5,511,612
Food & Beverages – 2.9%
General Mills, Inc.	34,655	$2,505,210
Mondelez International, Inc.	59,862	4,298,690
PepsiCo, Inc.	10,175	1,759,054
		$8,562,954
Gaming & Lodging – 0.8%
Carnival Corp. (a)	69,948	$1,154,142
Park Hotels & Resorts, REIT	82,531	1,261,074
		$2,415,216
Health Maintenance Organizations – 2.9%
Cigna Group	15,070	$5,452,477
UnitedHealth Group, Inc.	5,186	3,060,777
		$8,513,254
Insurance – 7.0%
American International Group, Inc.	16,698	$1,286,581
Ameriprise Financial, Inc.	5,343	2,401,358
Berkshire Hathaway, Inc., “B” (a)	11,993	5,707,708
Chubb Ltd.	17,465	4,963,204
Corebridge Financial, Inc.	121,010	3,577,055
Hartford Financial Services Group, Inc.	14,956	1,736,392
MetLife, Inc.	14,395	1,115,325
		$20,787,623
Internet – 2.0%
Alphabet, Inc., “A”	20,741	$3,388,664
Meta Platforms, Inc., “A”	5,041	2,627,924
		$6,016,588

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 5.5%
AGCO Corp.	26,778	$2,437,869
CNH Industrial N.V.	155,471	1,607,570
Eaton Corp. PLC	14,958	4,591,059
Timken Co.	16,367	1,383,503
Trane Technologies PLC	8,108	2,932,339
Wabtec Corp.	20,820	3,530,447
		$16,482,787
Major Banks – 7.9%
Bank of America Corp.	24,531	$999,638
Goldman Sachs Group, Inc.	8,094	4,129,963
JPMorgan Chase & Co.	49,501	11,127,825
Morgan Stanley	8,562	887,109
Wells Fargo & Co.	109,179	6,383,696
		$23,528,231
Medical & Health Technology & Services – 1.9%
McKesson Corp.	7,483	$4,198,562
Veeva Systems, Inc. (a)	6,277	1,358,594
		$5,557,156
Medical Equipment – 2.8%
Abbott Laboratories	9,889	$1,120,127
Becton, Dickinson and Co.	8,425	2,042,305
Boston Scientific Corp. (a)	19,699	1,611,181
Medtronic PLC	41,388	3,666,149
		$8,439,762
Metals & Mining – 0.4%
United States Steel Corp.	29,271	$1,109,664
Natural Gas - Distribution – 0.5%
UGI Corp.	59,825	$1,490,241
Network & Telecom – 1.1%
Motorola Solutions, Inc.	2,767	$1,223,125
Qualcomm, Inc.	10,892	1,909,367
		$3,132,492
Oil Services – 0.7%
TechnipFMC PLC	79,822	$2,142,422
Other Banks & Diversified Financials – 2.9%
American Express Co.	20,155	$5,213,091
Northern Trust Corp.	10,624	969,015
Popular, Inc.	19,217	1,969,743
Synchrony Financial	9,121	458,421
		$8,610,270
Pharmaceuticals – 7.5%
AbbVie, Inc.	6,672	$1,309,780
Johnson & Johnson	52,117	8,644,126
Organon & Co.	87,742	1,961,034
Pfizer, Inc.	202,185	5,865,387
Vertex Pharmaceuticals, Inc. (a)	9,442	4,682,193
		$22,462,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 2.6%
CSX Corp.	115,439	$3,956,095
Union Pacific Corp.	14,558	3,728,158
		$7,684,253
Real Estate – 1.9%
Essential Properties Realty Trust, REIT	23,545	$751,321
Jones Lang LaSalle, Inc. (a)	16,886	4,309,814
W.P. Carey, Inc., REIT	11,079	664,961
		$5,726,096
Real Estate - Office – 2.0%
Cousins Properties, Inc., REIT	58,263	$1,661,078
Highwoods Properties, Inc., REIT	133,747	4,309,328
		$5,970,406
Specialty Chemicals – 2.5%
Chemours Co.	20,378	$396,148
Linde PLC	6,938	3,318,099
RPM International, Inc.	30,889	3,590,846
		$7,305,093
Specialty Stores – 3.5%
Home Depot, Inc.	3,379	$1,245,162
O'Reilly Automotive, Inc. (a)	3,224	3,643,023
Target Corp.	26,049	4,001,647
TJX Cos., Inc.	13,544	1,588,305
		$10,478,137
Telecommunications - Wireless – 2.0%
American Tower Corp., REIT	2,627	$588,606
SBA Communications Corp., REIT	4,335	982,571
T-Mobile USA, Inc.	22,275	4,426,488
		$5,997,665
Tobacco – 1.0%
Altria Group, Inc.	55,906	$3,006,066
Trucking – 0.7%
United Parcel Service, Inc., “B”	15,435	$1,984,169
Utilities - Electric Power – 4.1%
Dominion Energy, Inc.	18,067	$1,009,945
Duke Energy Corp.	39,391	4,488,605
Edison International	11,882	1,034,091
NRG Energy, Inc.	33,810	2,874,188
PG&E Corp.	146,056	2,877,303
		$12,284,132
Total Common Stocks		$296,372,572
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 5.35% (v)	1,555,123	$1,555,589

Other Assets, Less Liabilities – 0.2%		485,757
Net Assets – 100.0%		$298,413,918
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,555,589 and $296,372,572, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$296,372,572	$—	$—	$296,372,572
Mutual Funds	1,555,589	—	—	1,555,589
Total	$297,928,161	$—	$—	$297,928,161
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,496,352	$7,287,100	$10,227,774	$(47)	$(42)	$1,555,589
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$43,663	$—